UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23293

The Cushing MLP Infrastructure Fund
(Exact name of registrant as specified in charter)

300 Crescent Court, Suite 1700
Dallas, TX 75201
(Address of principal executive offices) (Zip code)

Jerry V. Swank
300 Crescent Court, Suite 1700
Dallas, TX 75201
 (Name and address of agent for service)

214-692-6334
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2019

Item 1. Schedule of Investments.

The Cushing® MLP Infrastructure Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2019

	Shares	Fair Value
Common Stock - 51.5%
Crude Oil & Refined Products - 5.0%
United States - 1.0%
SemGroup Corporation	22,700	$357,298

Diversified General Partners - 5.0%
Canada - 4.0%
TransCanada Corporation	31,740	1,419,413

Large Cap Diversified C Corps - 34.6%
Canada - 5.0%
Enbridge, Inc.	47,660	1,762,943
Pembina Pipeline Corporation	43,640	1,598,970
United States - 29.6%
Cheniere Energy, Inc.(1)	28,970	1,867,116
Kinder Morgan, Inc.	129,090	2,473,364
ONEOK, Inc.	37,550	2,412,963
Williams Companies, Inc.	76,640	2,045,522
		12,160,878
Natural Gas Gatherers & Processors - 8.6%
United States - 8.6%
Altus Midstream Company(1)	216,130	1,322,716
Targa Resources Corporation	41,990	1,689,678
		3,012,394
Natural Gas Transportation & Storage - 3.3%
United States - 3.3%
Equitrans Midstream Corporation	64,800	1,143,072

Total Common Stock (Cost $17,300,746)		$18,093,055

Master Limited Partnerships and Related Companies - 46.5%
General Partners - 4.9%
United States - 4.9%
Antero Midstream GP, L.P.	133,480	$1,704,540

Large Cap Diversified C Corps - 7.1%
United States - 7.1%
Plains GP Holdings, L.P.	107,410	2,490,838

Large Cap MLP - 17.5%
United States - 17.5%
Energy Transfer, L.P.	167,510	2,477,473
Enterprise Products Partners, L.P.	73,180	2,023,427
MPLX, L.P.	49,860	1,653,358
		6,154,258
Natural Gas Gatherers & Processors - 13.1%
United States - 13.1%
CNX Midstream Partners, L.P.	47,100	730,521
Enable Midstream Partners, L.P.	22,400	333,088
EnLink Midstream Partners, L.P.	154,570	1,723,455
Noble Midstream Partners, L.P.	25,450	856,647
Western Midstream Partners, L.P.	28,670	959,298
		4,603,009
Yield Cos - 3.9%
United States - 3.9%
Nextera Energy Partners, L.P.	32,060	1,384,671
Total Master Limited Partnerships and Related Companies (Cost $15,731,640)		$16,337,316

Short-Term Investments - Investment Companies - 0.1%
United States - 0.1%
Fidelity Government Portfolio Fund - Institutional Class, 2.29%(2)	4,752	$4,752
First American Prime Obligations Fund - Class Z, 2.29%(2)	4,753	4,753
Invesco Short-Term Government & Agency Portfolio - Institutional Class, 2.33%(2)	4,753	4,753
Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Class, 2.31%(2)	4,753	4,753
Total Short-Term Investments (Cost $19,011)		$19,011

Total Investments - 98.1% (Cost $33,051,397)		$34,449,382
Other Assets in Excess of Liabilities - 1.9%		669,002
Total Net Assets Applicable to Unitholders - 100.0%		$35,118,384

(1)	No distribution or dividend was made during the fiscal year ended February 28, 2019. As such, it is classified as a non-income producing security as of November 30, 2018.
(2)	Rate reported is the current yield as of February 28, 2019.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

·	Level 1 — quoted prices in active markets for identical securities
·	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
·	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 28, 2019	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$18,093,055	$18,093,055	$-	$-
Master Limited Partnerships and Related Companies (a)	16,337,316	16,337,316	-	-
Total Equity Securities	34,430,371	34,430,371	-	-
Other Short Term Investments (a)	19,011	19,011	-	-
Total Other	19,011	19,011	-	-
Total Assets	$34,449,382	$34,449,382	$-	$-

All other industry classifications are identified in the Schedule of Investments.  The Fund did not hold Level 3 investments at any time during the period ended February 28, 2019.

Transfers into and out of each level are measured at fair value at the end of the period.  There were no transfers between any levels during the period ended February 28, 2019.

Item 2. Controls and Procedures.

(a)
The Fund’s President and Treasurer have concluded that the Fund's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Fund's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Fund as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Cushing MLP Infrastructure  Fund

By (Signature and Title)  /s/ Jerry V. Swank
Jerry V. Swank, President & Chief Executive Officer

Date   April 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Jerry V. Swank
Jerry V. Swank, President & Chief Executive Officer

Date  April 29, 2019

By (Signature and Title)  /s/ John H. Alban
John H. Alban, Treasurer & Chief Financial Officer

Date  April 29, 2019